Income Taxes - Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Current tax benefit (expense)	$ (10,000)	$ (9,000)	$ (18,000)
Deferred tax benefit (expense)			20,000
Income tax benefit (expense)	$ 10,000	$ 9,000	$ (2,000)